Schedule of Investments (unaudited)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.0%
AbCellera Biologics Inc.(a)(b)	340,619	$1,287,540

China — 3.1%
BeiGene Ltd.(a)	343,300	4,072,427

Denmark — 3.3%
Genmab A/S(a)	15,825	4,393,493

France — 4.5%
Sanofi SA	53,366	5,272,190
Valneva SE(a)(b)	179,996	644,833
		5,917,023
Germany — 3.3%
BioNTech SE, ADR(a)	49,871	4,429,542

Japan — 4.8%
Nxera Pharma Co. Ltd.(a)	21,900	202,571
Ono Pharmaceutical Co. Ltd.	103,200	1,486,427
Takeda Pharmaceutical Co. Ltd.	175,200	4,604,618
		6,293,616
Netherlands — 0.5%
CureVac NV(a)	157,840	397,757
uniQure NV(a)(b)	73,634	324,726
		722,483
South Korea — 1.1%
ABLBio Inc.(a)	50,482	943,271
ToolGen Inc., NVS(a)	9,817	479,326
		1,422,597
Switzerland — 3.3%
Roche Holding AG, NVS	18,071	4,330,068

United Kingdom — 4.3%
GSK PLC	273,521	5,674,716

United States — 70.4%
4D Molecular Therapeutics Inc.(a)	61,342	1,467,914
Arcellx Inc.(a)	60,357	3,019,057
Arcturus Therapeutics Holdings Inc.(a)	41,714	1,066,627
Arcus Biosciences Inc.(a)	82,612	1,258,181
Beam Therapeutics Inc.(a)(b)	117,432	2,491,907
BioCryst Pharmaceuticals Inc.(a)	340,647	1,406,872
Blueprint Medicines Corp.(a)	18,296	1,671,157
Caribou Biosciences Inc.(a)(b)	124,260	451,064
CRISPR Therapeutics AG(a)(b)	23,360	1,237,846
Deciphera Pharmaceuticals Inc.(a)	82,525	2,085,407
Dynavax Technologies Corp.(a)(b)	219,451	2,495,158
Editas Medicine Inc.(a)(b)	138,955	723,956
Exelixis Inc.(a)	226,079	5,303,813
Geron Corp.(a)	782,056	3,073,480
Gilead Sciences Inc.	63,880	4,164,976
Security	Shares	Value

United States (continued)
Ginkgo Bioworks Holdings Inc.(a)(b)	2,259,776	$2,013,686
ImmunityBio Inc.(a)(b)	224,237	1,791,654
Incyte Corp.(a)	91,822	4,779,335
Intellia Therapeutics Inc.(a)	26,908	575,831
Iovance Biotherapeutics Inc.(a)(b)	339,455	3,998,780
Ligand Pharmaceuticals Inc.(a)(b)	28,194	1,970,479
MacroGenics Inc.(a)	100,383	1,483,661
Merck & Co. Inc.	47,944	6,195,324
Moderna Inc.(a)(b)	62,134	6,854,001
Novavax Inc.(a)(b)	189,081	818,721
Nurix Therapeutics Inc.(a)	75,766	910,707
OmniAb Inc.(a)(b)	161,593	717,473
OmniAb, Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb, Inc., 15.00 Earnout Shares(c)	19,498	—
Regeneron Pharmaceuticals Inc.(a)	6,087	5,421,447
Revolution Medicines Inc.(a)	202,456	7,547,560
Sarepta Therapeutics Inc.(a)	58,742	7,440,262
SpringWorks Therapeutics Inc.(a)	83,037	3,876,997
Twist Bioscience Corp.(a)(b)	94,785	2,960,136
Vir Biotechnology Inc.(a)	150,827	1,275,996
Xencor Inc.(a)	18,180	380,689
		92,930,154
Total Long-Term Investments — 99.6%
(Cost: $139,932,273)		131,473,659

Short-Term Securities

Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	21,244,662	21,251,036
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	150,000	150,000

Total Short-Term Securities — 16.2%
(Cost: $21,403,534)		21,401,036

Total Investments — 115.8%
(Cost: $161,335,807)		152,874,695

Liabilities in Excess of Other Assets — (15.8)%		(20,850,088)

Net Assets — 100.0%		$132,024,607

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,056,998	$—		$(2,805,533	)(a)	$226	$(655)	$21,251,036	21,244,662	$349,730	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	80,000	(a)	—		—	—	150,000	150,000	4,904		—
						$226	$(655)	$21,401,036		$354,634		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index	3	06/21/24	$428	$(21,859)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$99,369,719	$32,103,940	$—	$131,473,659

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$21,401,036	$—	$—	$21,401,036
	$120,770,755	$32,103,940	$—	$152,874,695
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(21,859)	$—	$—	$(21,859)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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